Convertible Notes Payable (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Principal amount		$ 100,000
Less: unamortized debt discount		(7,083)
Convertible note payable, net		$ 92,917